Derivatives and Concentration of Credit Risk - Derivative Volumes that are Economic Hedges of Production Volumes as well as Notional Amounts of Net Long (Short) Positions which do not Represent Economic Hedges of Production (Detail)
BTU / d in Thousands
	12 Months Ended
	Dec. 31, 2015 bbl / d BTU / d $ / bbl $ / MMBtu
Short Position [Member] | 2015 [Member] | Gas Transportation and Storage [Member] | Natural Gas | Multiple Locations [Member]
Derivative [Line Items]
Notional Volume	(17)
Price Risk Derivative [Member] | 2016 [Member] | Derivatives related to production | Crude Oil [Member] | WTI
Derivative [Line Items]
Notional Volume | bbl / d	(27,549)	[1],[2]
Underlying, Derivative | $ / bbl	61.70	[1],[3]
Price Risk Derivative [Member] | 2016 [Member] | Derivatives related to production | Natural Gas | Henry Hub
Derivative [Line Items]
Notional Volume	(213)	[1],[2]
Underlying, Derivative | $ / MMBtu	3.79	[1],[3]
Price Risk Derivative [Member] | 2017 [Member] | Derivatives related to production | Crude Oil [Member] | WTI
Derivative [Line Items]
Notional Volume | bbl / d	(9,304)	[1],[2]
Underlying, Derivative | $ / bbl	61.66	[1],[3]
Basis Swap [Member] | 2016 [Member] | Derivatives related to production | Crude Oil [Member] | Midland-Cushing [Member]
Derivative [Line Items]
Notional Volume | bbl / d	(5,000)	[1],[2]
Underlying, Derivative | $ / bbl	(0.45)	[1],[3]
Basis Swap [Member] | 2016 [Member] | Derivatives related to production | Natural Gas | NGPL [Member]
Derivative [Line Items]
Notional Volume	(5)	[1],[2]
Underlying, Derivative | $ / MMBtu	(0.23)	[1],[3]
Basis Swap [Member] | 2016 [Member] | Derivatives related to production | Natural Gas | Permian [Member]
Derivative [Line Items]
Notional Volume	(33)	[1],[2]
Underlying, Derivative | $ / MMBtu	(0.17)	[1],[3]
Basis Swap [Member] | 2016 [Member] | Derivatives related to production | Natural Gas | Rockies [Member]
Derivative [Line Items]
Notional Volume	(230)	[1],[2]
Underlying, Derivative | $ / MMBtu	(0.21)	[1],[3]
Basis Swap [Member] | 2016 [Member] | Derivatives related to production | Natural Gas | San Juan [Member]
Derivative [Line Items]
Notional Volume	(100)	[1],[2]
Underlying, Derivative | $ / MMBtu	(0.18)	[1],[3]
Basis Swap [Member] | 2016 [Member] | Derivatives related to production | Natural Gas | Southern California Gas [Member]
Derivative [Line Items]
Notional Volume	(45)	[1],[2]
Underlying, Derivative | $ / MMBtu	(0.01)	[1],[3]
Basis Swap [Member] | 2017 [Member] | Derivatives related to production | Natural Gas | Rockies [Member]
Derivative [Line Items]
Notional Volume	(50)	[1],[2]
Underlying, Derivative | $ / MMBtu	(0.21)	[1],[3]
Basis Swap [Member] | 2017 [Member] | Derivatives related to production | Natural Gas | San Juan [Member]
Derivative [Line Items]
Notional Volume	(33)	[1],[2]
Underlying, Derivative | $ / MMBtu	(0.16)	[1],[3]
Basis Swap [Member] | 2017 [Member] | Derivatives related to production | Natural Gas | Southern California [Member]
Derivative [Line Items]
Notional Volume	(10)	[1],[2]
Underlying, Derivative | $ / MMBtu	0.00	[1],[3]
Call Option [Member] | 2016 [Member] | Derivatives related to production | Crude Oil [Member] | WTI
Derivative [Line Items]
Notional Volume | bbl / d	(1,243)	[1],[2]
Underlying, Derivative | $ / bbl	55.75	[1],[3]
Call Option [Member] | 2018 [Member] | Derivatives related to production | Natural Gas | Henry Hub
Derivative [Line Items]
Notional Volume	(16)	[1],[2]
Underlying, Derivative | $ / MMBtu	4.75	[1],[3]
Call Option [Member] | 2017 [Member] | Derivatives related to production | Natural Gas | Henry Hub
Derivative [Line Items]
Notional Volume	(16)	[1],[2]
Underlying, Derivative | $ / MMBtu	4.50	[1],[3]
Swaption [Member] | 2016 [Member] | Derivatives related to production | Crude Oil [Member] | WTI
Derivative [Line Items]
Notional Volume | bbl / d	(1,257)	[1],[2]
Underlying, Derivative | $ / bbl	57.15	[1],[3]
Swaption [Member] | 2017 [Member] | Derivatives related to production | Crude Oil [Member] | WTI
Derivative [Line Items]
Notional Volume | bbl / d	(1,500)	[1],[2]
Underlying, Derivative | $ / bbl	59.00	[1],[3]
Swaption [Member] | 2017 [Member] | Derivatives related to production | Natural Gas | Henry Hub
Derivative [Line Items]
Notional Volume	(65)	[1],[2]
Underlying, Derivative | $ / MMBtu	4.19	[1],[3]

[1]	(a)Derivatives related to crude oil production are fixed price swaps settled on the business day average and swaptions. The derivatives related to natural gas production are fixed price swaps, basis swaps, calls, swaptions and costless collars. In connection with several natural gas and crude oil swaps entered into, we granted swaptions to the swap counterparties in exchange for receiving premium hedged prices on the natural gas and crude oil swaps. These swaptions and calls grant the counterparty the option to enter into future swaps with us.
[2]	(b)Crude oil volumes are reported in Bbl/day and natural gas volumes are reported in BBtu/day
[3]	(c)The weighted average price for crude oil is reported in $/Bbl and the natural gas is reported in $/MMBtu.